Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Copyrights of online education academy courses	$-	$23,800,000
Less: Accumulated amortization	-	(6,793,917)
Intangible assets, net	$-	$17,006,083